Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Schedule of Future Minimum Payments Under Non-cancelable Operating Leases

The Company’s future minimum payments under long-term non-cancelable operating leases are as follows:

	As of June 30, 2020	As of December 31,2019
Within 1 year	182,594	184,612
After 1 year but within 5 years	154,840	250,729
Total lease payments	337,433	435,341
Less: imputed interest	(35,682)	(19,571)
Total lease obligations	301,751	415,770
Less: current obligations	(148,877)	(173,292)
Long-term lease obligations	152,874	242,478

The Company’s future minimum payments under long-term non-cancelable operating leases are as follows:

2019
Within 1 year	$184,612
After 1 year but within 5 years	250,729
Total lease payments	$435,341
Less: imputed interest	(19,571)
Total lease obligations	415,770
Less: current obligations	(173,292)
Long-term lease obligations	$242,478

Schedule of Other Information of Operating Leases

Other information:

	For the six months ended
	June 30, 2020	June 30, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating lease	73,763	68,086
Right-of-use assets obtained in exchange for operating lease liabilities	97,352	485,282
Remaining lease term for operating lease (years)	1.75 to 2.17	2.75
Weighted average discount rate for operating lease	4.75%	4.75%

Other information:

2019
Cash paid for amounts included in the measurement of lease liabilities: $
Operating cash flow from operating lease	162,560
Right-of-use assets obtained in exchange for operating lease liabilities	197,524
Remaining lease term for operating lease (years)	1.25 to 2.67
Weighted average discount rate for operating lease	4.75%